Debt covenants	12 Months Ended
Dec. 31, 2020
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Debt covenants

(37)	Debt covenants
As of December 31, 2020, Avianca Holdings S.A. was party to a long-term loan agreement (“DIP Credit Agreement”) pursuant to which Avianca Holdings S.A.’s Maximum Cumulative Cash Burn as of such date was $395,400 and maintain consolidated cash of no less than $400,000. Avianca Holdings S.A.’s actual cumulative cash burn as of December 31, 2020 was of
$140,901.
The negative covenants limiting the obligors’ ability to: dispose of certain assets, enter into transactions with affiliates, grant liens, modify their main line of business, merge or consolidate, incur additional debt, conduct investments, make restricted payments, change their fiscal year end or accounting policies, enter into agreements containing negative pledge clauses and to amend or modify the Lifemiles securities purchase agreement.
Covenant to maintain consolidated cash of no less than $400 million on each date of determination and not to exceed certain cumulative cash burn.